UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2010

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/22/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		34
Form 13F Information Table Value Total:		$ 38,598

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
VANGUARD TOTAL STK MKT         EF               922908769      241     4576 SH       SOLE                     4576
3M COMPANY                     COM              88579y101     1611    20390 SH       SOLE                    20390
ABBOTT LABORATORIES            COM              002824100     1734    37077 SH       SOLE                    37077
AIR PRODUCTS AND CHEMICAL INC. COM              009158106      717    11065 SH       SOLE                    11065
BERKSHIRE HATHAWAY CL A        COM              084670108     1200       10 SH       SOLE                       10
BERKSHIRE HATHWY CL B NEW      COM              084670702     3081    38660 SH       SOLE                    38660
CHEVRON CORPORATION            COM              166764100      216     3178 SH       SOLE                     3178
CISCO SYSTEMS, INC.            COM              17275R102     1181    55425 SH       SOLE                    55425
CLAYMORE GLOB SOLAR ENRGY      COM              18383m621      673   104378 SH       SOLE                   104378
EMERSON ELECTRIC CO.           COM              291011104     1199    27444 SH       SOLE                    27444
EXXON MOBIL CORP.              COM              30231G102     1766    30953 SH       SOLE                    30953
GENERAL ELECTRIC CO.           COM              369604103     1564   108480 SH       SOLE                   108480
GENZYME CORPORATION            COM              372917104     1468    28918 SH       SOLE                    28918
GOOGLE INC. CL A               COM              38259P508     2110     4742 SH       SOLE                     4742
HEWLETT PACKARD CO.            COM              428236103     1189    27470 SH       SOLE                    27470
JOHNSON & JOHNSON              COM              478160104     1984    33597 SH       SOLE                    33597
MEDTRONIC INC.                 COM              585055106     1424    39260 SH       SOLE                    39260
MICROSOFT CORP.                COM              594918104      680    29547 SH       SOLE                    29547
MSCI EMERGING MKTS INDEX FUND  COM              464287234     1144    30655 SH       SOLE                    30655
NESTLE SPON ADR REPSTG REG SH  COM              641069406      268     5562 SH       SOLE                     5562
NEW ENGLAND BANCSHARES INC.    COM              643863202      130    16841 SH       SOLE                    16841
PEPSICO INC.                   COM              713448108     2043    33519 SH       SOLE                    33519
PETROLEO BRAS VTG SPD ADR      COM              71654v408      403    11745 SH       SOLE                    11745
PLUM CREEK TIMBER CO. INC.     COM              729251108     1501    43470 SH       SOLE                    43470
PROCTOR GAMBLE CO.             COM              742718109     2452    40873 SH       SOLE                    40873
ROCKVILLE FINANCIAL INC.       COM              774186100      119    10000 SH       SOLE                    10000
ROYAL DUTCH SHELL PLC ADR A    COM              780259206      277     5510 SH       SOLE                     5510
SCHLUMBERGER LTD ADR.          COM              806857108      384     6935 SH       SOLE                     6935
SPDR GOLD TRUST ETF            COM              78463v107     1175     9660 SH       SOLE                     9660
SPECTRA ENERGY CORP.           COM              847560109     1515    75490 SH       SOLE                    75490
UNITED TECHNOLOGIES CORP.      COM              913017109      219     3375 SH       SOLE                     3375
VANGUARD EMERGING MARKETS      COM              922042858      344     9050 SH       SOLE                     9050
VANGUARD PACIFIC               COM              922042866     1647    34638 SH       SOLE                    34638
ZIMMER HOLDINGS, INC.          COM              98956p102      849    15699 SH       SOLE                    15699